UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 22, 2013

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       43

Form 13F Information Table value total:       $101944



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS    SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4417  570715SH       SOLE                    0       0 570715
Agilent Technologies, Inc. COM              00846U101        870   21259SH       SOLE                    0       0  21259
Amerisourcebergen Corp     COM              03073E105        920   21309SH       SOLE                    0       0  21309
Apple Computer Inc.        COM              037833100       1391    2613SH       SOLE                    0       0   2613
Caterpillar, Inc.          COM               149123101       805    8978SH       SOLE                    0       0   8978
Chevron Corporation        COM               166764100      1224   11323SH       SOLE                    0       0  11323
Church & Dwight Co Inc     COM               171340102      1165   21740SH       SOLE                    0       0  21740
Cognizant Tech Sol Cl A    CL A              192446102      1616   21879SH       SOLE                    0       0  21879
Conoco Phillips            COM              20825C104       1109   19121SH       SOLE                    0       0  19121
Deere & Company            COM               244199105       858    9923SH       SOLE                    0       0   9923
Eaton Corporation          COM               278058102       967   17844SH       SOLE                    0       0  17844
Exxon Mobil Corporation    COM              30231G102        887   10245SH       SOLE                    0       0  10245
H.J. Heinz Company         COM               423074103      1181   20472SH       SOLE                    0       0  20472
IHS Inc.                   COM               451734107      1524   15873SH       SOLE                    0       0  15873
Int'l Business Machines    COM               459200101       434    2264SH       SOLE                    0       0   2264
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1337   53193SH       SOLE                    0       0  53193
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1347   47414SH       SOLE                    0       0  47414
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1394   71803SH       SOLE                    0       0  71803
iShares MSCI New Zealand   ZEALAND INVST     464289123      1449   41903SH       SOLE                    0       0  41903
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1365   99721SH       SOLE                    0       0  99721
iShares MSCI South Korea   MSCI S KOREA      464286772      1309   20655SH       SOLE                    0       0  20655
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       826   18830SH       SOLE                    0       0  18830
Lab Corp of America        COM              50540R409        883   10192SH       SOLE                    0       0  10192
Market Vectors AgribusinessAGRIBUS ETF      57060U605       4375   82923SH       SOLE                    0       0  82923
National Oilwell Varco     COM               637071101      1035   15144SH       SOLE                    0       0  15144
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2458   56891SH       SOLE                    0       0  56891
PPG Industries, Inc.       COM               693506107      1624   12000SH       SOLE                    0       0  12000
Rayonier, Inc.             COM               754907103      5448  105112SH       SOLE                    0       0 105112
Simon Ppty Group           COM               828806109      1365    8635SH       SOLE                    0       0   8635
Southern Company           COM               842587107      1024   23911SH       SOLE                    0       0  23911
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       3584   75556SH       SOLE                    0       0  75556
SPDR Consumer Staples      SBI CONS STPLS   81369Y308       1116   31963SH       SOLE                    0       0  31963
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        417    3929SH       SOLE                    0       0   3929
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      20194  304128SH       SOLE                    0       0 304128
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       9220  139504SH       SOLE                    0       0 139504
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       4224   56232SH       SOLE                    0       0  56232
Teradata Corp              COM              88076W103       1400   22626SH       SOLE                    0       0  22626
Thermo Fisher Scientific   COM               883556102      1028   16121SH       SOLE                    0       0  16121
Union Pacific Corporation  COM               907818108       916    7289SH       SOLE                    0       0   7289
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      2180   48957SH       SOLE                    0       0  48957
Vanguard Total Stock Mkt   TOTAL STK MKT     922908769       410    5590SH       SOLE                    0       0   5590
WisdomTree Div ex-FinancialDIV EX-FINL FD   97717W406       9213  165761SH       SOLE                    0       0 165761
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1436   29054SH       SOLE                    0       0  29054